Offerings	Nov. 09, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.950% Senior Notes due 2029
Amount Registered | shares	1,400,150,000
Proposed Maximum Offering Price per Unit	0.99883
Maximum Aggregate Offering Price	$ 1,398,511,824.50
Fee Rate	0.0087%
Amount of Registration Fee	$ 121,670.53
Offering Note	The U.S. dollar equivalent of the amount registered has been calculated using the Euro/U.S. dollar exchange rate of EUR1/U.S. $1.12012 as reported by Bloomberg L.P. as of 9:00 a.m., New York time, on November 9, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.375% Senior Notes due 2032
Amount Registered | shares	896,096,000
Proposed Maximum Offering Price per Unit	0.99685
Maximum Aggregate Offering Price	$ 893,273,297.60
Fee Rate	0.0087%
Amount of Registration Fee	$ 77,714.78
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.750% Senior Notes due 2035
Amount Registered | shares	840,090,000
Proposed Maximum Offering Price per Unit	0.99878
Maximum Aggregate Offering Price	$ 839,065,090.20
Fee Rate	0.0087%
Amount of Registration Fee	$ 72,998.66
Offering Note	See Offering Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.000% Senior Notes due 2038
Amount Registered | shares	840,090,000
Proposed Maximum Offering Price per Unit	0.99444
Maximum Aggregate Offering Price	$ 835,419,099.60
Fee Rate	0.0087%
Amount of Registration Fee	$ 72,681.46
Offering Note	See Offering Note 1.